Research and development expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Research And Development Expenses

	2020	2019	2018
	€	€	€
Personnel expenses (Note 5)	(2,951,323)	(131,544)	(99,946)
Clinical expenses	(8,748,748)	(2,009,892)	(205,873)
Pre-clinical expenses	(3,322,590)	(1,850,444)	(2,449,046)
Manufacturing costs	(4,311,958)	(1,379,590)	(870,933)
License costs	—	(300,000)	—
Intellectual Property costs	(173,482)	(13,092)	(19,615)

	(19,508,101)	(5,684,562)	(3,645,413)